SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Purchases from a related party	$ 313,631	$ 490,032	$ 398,509
Prepaid service fee to related parties	(211,979)	206,133
Cash advanced from related parties	88,433	711,935	160,196
Repayments of amounts due to related parties	98,814
Shanghai Borui Finance Information Limited Software Development [Member]
Related Party Transaction [Line Items]
Purchases from a related party	313,631	389,163	247,429
Shanghai Borui Finance Information Limited Research And Development [Member]
Related Party Transaction [Line Items]
Purchases from a related party		100,869	151,080
Shanghai Borui Finance Information Limited [Member]
Related Party Transaction [Line Items]
Sales to a related party		19,642
Prepaid service fee to related parties		206,133
Zheng Huiyi [Member]
Related Party Transaction [Line Items]
Cash advanced from related parties	75,433	22,378	95,196
Repayments of amounts due to related parties	98,814
Bao Qihong [Member]
Related Party Transaction [Line Items]
Cash advanced from related parties		490,000	65,000
Carrie Choy [Member]
Related Party Transaction [Line Items]
Cash advanced from related parties	$ 13,000	$ 199,557